5. NOTES PAYABLE AND CONVERTIBLE NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
5. NOTES PAYABLE AND CONVERTIBLE NOTES

The Company had the following long-term debt:

	March 31, 2016 (UNAUDITED)	December 31, 2015

Goldman Sachs - Tranche A Term Loan - LIBOR Interest	$40,000,000	$40,000,000
Goldman Sachs - Revolver	2,150,000	-
Goldman Sachs - MDTL	-	-
Convertible Notes Payable	1,250,000	1,250,000
Capitalized lease - financing company, secured by equipment	33,882	37,097
Equipment loans	364,764	395,118
Notes payable to seller of Meridian, subordinated debt	1,475,000	1,475,000
Less: debt discount	(2,040,460)	(2,152,603)
Total debt	43,233,186	41,004,612
Less: current portion	(268,994)	(417,119)
Long term debt less current portion	$42,964,192	$40,587,493

Convertible Notes Payable

The Company issued two promissory notes to related parties during the year ended December 31, 2014. These notes totaled $125,000 and are generally convertible into common stock of the Company at discounts of 20% to 25% of the lowest average trading prices for the stock during periods five to one day prior to the conversion date. These notes bear interest at 10% to 12%, are unsecured, and mature within one year of the date issued. The notes were issued to provide working capital for the Company. These notes are considered a stock settled debt in accordance with ASC 480 since any future stock issued upon conversion will have a fixed monetary value. Due to the conversion feature included in the notes, the Company has recorded a premium on the notes totaling $31,250 as of December 31, 2014.  This amount has been charged to interest expense by the Company.

In 2015, as part of the purchase price consideration of the Christian Disposal acquisition, the Company issued a convertible promissory note to seller in the amount of $1,250,000. The note bears interest at 8% and matures on December 31, 2020. The seller may convert all or any part of the outstanding and unpaid amount of this note into fully paid and non-assessable common stock in accordance with the agreement.

In previous periods the Company issued two other notes to other related parties. These notes totaled $110,000 and are generally convertible into common stock of the Company at discounts of 20% to 25% of the lowest average trading prices for the stock during periods five to one day prior to the conversion date.  These notes bear interest at 10% to 12%, are unsecured, and mature within one year of the date issued. The notes were issued to provide working capital for the Company.  These  notes are considered a stock settled debt in accordance with ASC 480 since any future stock issued upon conversion will have a fixed monetary value.  Due to the conversion feature included in the notes, the Company has recorded a premium on the notes totaling $35,833 as of December 31, 2014.  This amount has been charged to interest expense by the Company.

In 2015, approximately $225,000 of the issued promissory notes were converted into approximately 461,000 shares at the contractual conversion price.  At March 31, 2016 the Company had $12,500 remaining in convertible notes to related parties, which includes $2,500 in put premiums.

Notes Payable

At December 31, 2014 the Company had a short term, non-interest bearing note payable of $150,000 which was incurred in connection with the Membership Interest Purchase Agreement discussed above.  The Company also had a loan from Here to Serve Holding Corp. due to expenses paid by Here to Serve on behalf of the Company prior to the recapitalization. This loan totaled $376,585 bringing total notes payable to $526,585. In 2015, the short term, non-interest bearing note was paid off, and at March 31, 2016, the Company’s loan from Here to Serve Holding Corp. was $359,891.

Praesidian Notes Payable

On August 6, 2015, the Company refinanced its long-term debt payable to Comerica Bank. Proceeds from notes issued by the Company to Praesidian Capital Opportunity Fund III, LP and Praesidian Capital Opportunity Fund III-A, LP (together referred to as Praesidian) were $10,845,000. These funds were distributed as follows:

Payoff of short term bridge financing	$432,938
Payoff of lines of credit with Commerica Bank	1,745,799
Payoff of senior debt to Comerica Bank	7,953,433
Refinancing fees	712,830
$10,845,000

The Company’s Senior Secured Loan with Comerica Bank had an interest rate of LIBOR plus 4.25% with a two-year term based on a seven-year amortization schedule. In addition, the Company had a working capital line of credit with Comerica Bank of $1,250,000 at 4.75% of which the Company had drawn down $1,185,081 and $1,085,160 as of August 6, 2015 and December 31, 2014, respectively.  There was CAPEX line of credit of $750,000, of which the Company had drawn down $560,718 and $590,000 as of August 6, 2015 and December 31, 2014, respectively; again at 4.75% interest. As noted above, these debts were paid off from the proceeds received from Praesidian.

The debt to Praesidian had a maturity date of August 6, 2020 with interest paid monthly at an annual rate of 14%. In addition to the 14% interest rate, the Company issued to Praesidian warrants to purchase 1,293,022 shares of Common Stock of the Company. The Company repaid this debt in full. See discussion below.

Goldman Sachs Credit Agreement

On December 22, 2015, in connection with the closing of acquisitions of Christian Disposal, LLC and certain assets of Eagle Ridge Landfill, LLC, the Company was extended certain credit facilities by Goldman Sachs, consisting of $40,000,000 aggregate principal amount of Tranche A Term Loans, $10,000,000 aggregate principal amount of Multi- Draw Term Loans and up to $5,000,000 aggregate principal amount of Revolving Commitments.  During the three months ended March 31, 2016, the Company borrowed $2,150,000 in relation to the Revolving Commitments. At March 31, 2016, the Company had at total outstanding balance of $42,150,000 consisting of the Tranche A Term Loan and draw of the Revolving Commitments. The loans are collateralized by the assets of the Company. The debt has a maturity date of December 22, 2020 with interest paid monthly at an annual rate of 9%. In addition, there is a commitment fee paid monthly on the Mutli-Draw Term Loans and Revolving Commitments at an annual rate of 0.5%.

The proceeds of the loans were used to partially fund the acquisitions referenced above and refinance existing debt with Praesidian, among other things. The funds to payoff the Praesidian notes were distributed as follows:

Aggregate outstanding principal balance of the Notes	$10,845,043
Aggregate accrued but unpaid interest on the Notes	82,844
Prepayment Premium	325,351
Accrued PIK	9,941
Tax Liability	150,000
Accrued but unpaid fees and expenses	4,000
Payoff Amount	$11,417,179

The Company re-paid in full and terminated its agreements with Praesidian which effected the cancellation of certain warrants that the Company issued to Fund III for the purchase of 931,826 shares of the Company’s common stock and to Fund III-A for the purchase of 361,196 shares of the Company’s common stock. In consideration for the cancellation of the Praesidian Warrants, the Company issued to Praesidian Capital Opportunity Fund III, LP, 1,153,052 shares of common stock and issued to Praesidian Capital Opportunity Fund III-A, LP, 446,948 shares of common stock. Due to the early termination of the notes and cancellation of the warrants, the Company recorded a loss on extinguishment of debt of $1,899,161 in the year ended December 31, 2015.

In addition, in connection with the credit agreement, the Company issued warrants to Goldman Sachs for the purchase of shares of the Company’s common stock equivalent to a 6.5% Percentage Interest at a purchase price equal to $449,553, exercisable on or before December 22, 2023. The warrants grant the holder certain other rights, including registration rights, preemptive rights for certain capital raises, board observation rights and indemnification. See discussion of warrants below.

Subordinated Debt

In connection with the acquisition with Meridian Waste Services, LLC on May 15, 2014, notes payable to the sellers of Meridian issued five-year term subordinated debt loans paying interest at 8%. At March 31, 2016 and December 31, 2015, the balance on these loans was $1,475,000 and $1,475,000, respectively.

The debt payable to Comerica at December 31, 2015 and the Equipment loans at December 31, 2015 were the debt of Here to Serve- Missouri Waste Division, LLC, a subsidiary of the Company.

Equipment Loans

During the year ended December 31, 2015, the Company entered into four long-term loan agreements in connection with the purchase of equipment with rates between 4% and 5%. At March 31, 2016, the balance of these four loans was $364,764.

Derivative Liability - Warrants

As indicated above, the Company issued warrants to Goldman Sachs to purchase shares of common stock.  Due to the put feature contained in the agreement, a derivative liability was recorded for the warrant.

The Company’s derivative warrant instrument related to Goldman Sachs has been measured at fair value at March 31, 2016, using the Black-Scholes model. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statement of operations.

The key inputs used in the March 31, 2016 and December 31, 2015 fair value calculations were as follows:

	March 31, 2016	December 31, 2015
Purchase Price	$450,000	$450,000
Time to expiration	12/22/2023	12/22/2023
Risk-free interest rate	1.60%	2.15%
Estimated volatility	45%	45%
Dividend	0%	0%
Stock price on March 31, 2016	$1.80	$1.90
Expected forfeiture rate	0%	0%

The change in the market value for the period ending March 31, 2016 is as follows:

Fair value of warrants @ December 31, 2015	$2,820,000

Unrealized gain on derivative liability	(180,000)

Fair value of warrants @ March 31, 2016	$2,640,000

The Company had the following long-term debt:

	December 31, 2015	December 31, 2014

Debt payable to Comerica Bank, senior debt	$-	$8,708,333
Debt payable to Praesidian Capital Opportunity Fund III, senior lender	-	-
Debt payable to Praesidian Capital Opportunity Fund III-A, senior lender	-	-
Goldman Sachs - Tranche A Term Loan - LIBOR Interest	40,000,000	-
Goldman Sachs - Revolver	-	-
Goldman Sachs - MDTL	-	-
Convertible Notes Payable	1,250,000	-
Capitalized lease - financing company, secured by equipment,	37,097
Equipment loans	395,118	-
Notes payable to seller of Meridian, subordinated debt	1,475,000	1,475,000
Less: debt discount	(2,152,603)	-
Total debt	41,004,611	10,183,333
Less: current portion	(417,119)	(1,357,143)
Long term debt less current portion	$40,587,493	$8,826,190

Convertible Notes Payable

The Company issued two promissory notes to related parties during the year ended December 31, 2014. These notes totaled $125,000 and are generally convertible into common stock of the Company at discounts of 20% to 25% of the lowest average trading prices for the stock during periods five to one day prior to the conversion date. These notes bear interest at 10% to 12%, are unsecured, and mature within one year of the date issued. The notes were issued to provide working capital for the Company. These notes are considered a stock settled debt in accordance with ASC 480 since any future stock issued upon conversion will have a fixed monetary value. Due to the conversion feature included in the notes, the Company has recorded a premium on the notes totaling $31,250 as of December 31, 2014.  This amount has been charged to interest expense by the Company.

In 2015, as part of the purchase price consideration of the Christian Disposal acquisition, the Company issued a convertible promissory note to seller in the amount of $1,250,000. The note bears interest at 8% and matures on December 31, 2020. The seller may convert all or any part of the outstanding and unpaid amount of this note into fully paid and non-assessable common stock in accordance with the agreement.

In previous periods the Company issued two other notes to other related parties. These notes totaled $110,000 and are generally convertible into common stock of the Company at discounts of 20% to 25% of the lowest average trading prices for the stock during periods five to one day prior to the conversion date.  These notes bear interest at 10% to 12%, are unsecured, and mature within one year of the date issued. The notes were issued to provide working capital for the Company.   These notes are considered a stock settled debt in accordance with ASC 480 since any future stock issued upon conversion will have a fixed monetary value.  Due to the conversion feature included in the notes, the Company has recorded a premium on the notes totaling $35,833 as of December 31, 2014.  This amount has been charged to interest expense by the Company.

In 2015, approximately $225,000 of the issued promissory notes were converted into approximately 461,000 shares at the contractual conversion price.  At December 31, 2015 the Company had $12,500 remaining in convertible notes to related parties, which includes $2,500 in put premiums.

Notes Payable

At December 31, 2014 the Company had a short term, non-interest bearing note payable of $150,000 which was incurred in connection with the Membership Interest Purchase Agreement discussed above.  The Company also had a loan from Here to Serve Holding Corp. due to expenses paid by Here to Serve on behalf of the Company prior to the recapitalization. This loan totaled $376,585 bringing total notes payable to $526,585. In 2015, the short term, non-interest bearing note was paid off, and at December 31, 2015, the Company’s loan from Here to Serve Holding Corp. was $359,891.

Praesidian Notes Payable

On August 6, 2015, the Company refinanced its long-term debt payable to Comerica Bank. Proceeds from notes issued by the Company to Praesidian Capital Opportunity Fund III, LP and Praesidian Capital Opportunity Fund III-A, LP (together referred to as Praesidian) were $10,845,000. These funds were distributed as follows:

Payoff of short term bridge financing	$432,938
Payoff of lines of credit with Commerica Bank	1,745,799
Payoff of senior debt to Comerica Bank	7,953,433
Refinancing fees	712,830
$10,845,000

The Company’s Senior Secured Loan with Comerica Bank had an interest rate of LIBOR plus 4.25% with a two-year term based on a seven-year amortization schedule. In addition, the Company had a working capital line of credit with Comerica Bank of $1,250,000 at 4.75% of which the Company had drawn down $1,185,081 and $1,085,160 as of August 6, 2015 and December 31, 2014, respectively.  There was CAPEX line of credit of $750,000, of which the Company had drawn down $560,718 and $590,000 as of August 6, 2015 and December 31, 2014, respectively; again at 4.75% interest. As noted above, these debts were paid off from the proceeds received from Praesidian.

The debt to Praesidian had a maturity date of August 6, 2020 with interest paid monthly at an annual rate of 14%. In addition to the 14% interest rate, the Company issued to Praesidian warrants to purchase 1,293,022 shares of Common Stock of the Company.

Goldman Sachs Credit Agreement

On December 22, 2015, in connection with the closing of acquisitions of Christian Disposal, LLC and certain assets of Eagle Ridge Landfill, LLC, the Company was extended certain credit facilities by Goldman Sachs, consisting of $40,000,000 aggregate principal amount of Tranche A Term Loans, $10,000,000 aggregate principal amount of Multi- Draw Term Loans and up to $5,000,000 aggregate principal amount of Revolving Commitments.  At December 31, 2015, only the Tranche A Term Loan was drawn and had an outstanding balance of $40,000,000. It is collateralized by the assets of the Company. The debt has a maturity date of December 22, 2020 with interest paid monthly at an annual rate of 9%. In addition, there is a commitment fee paid monthly on the Mutli-Draw Term Loans and Revolving Commitments at an annual rate of 0.5%.

The proceeds of the loans were used to partially fund the acquisitions referenced above and refinance existing debt with Praesidian, among other things. The funds to payoff the Praesidian notes were distributed as follows:

Aggregate outstanding principal balance of the Notes	$10,845,043
Aggregate accrued but unpaid interest on the Notes	82,844
Prepayment Premium1	325,351
Accrued PIK	9,941
Tax Liability	150,000
Accrued but unpaid fees and expenses	4,000
Payoff Amount	$11,417,179

The Company re-paid in full and terminated its agreements with Praesidian which effected the cancellation of certain warrants that the Company issued to Fund III for the purchase of 931,826 shares of the Company’s common stock and to Fund III-A for the purchase of 361,196 shares of the Company’s common stock. In consideration for the cancellation of the Praesidian Warrants, the Company issued to Praesidian Capital Opportunity Fund III, LP, 1,153,052 shares of common stock and issued to Praesidian Capital Opportunity Fund III-A, LP, 446,948 shares of common stock. Due to the early termination of the notes and cancellation of the warrants, the Company recorded a loss on extinguishment of debt of $1,899,161 in the year ended December 31, 2015.

In addition, in connection with the credit agreement, the Company issued warrants to Goldman Sachs for the purchase of shares of the Company’s common stock equivalent to a 6.5% Percentage Interest at a purchase price equal to $449,553, exercisable on or before December 22, 2023. The warrants grant the holder certain other rights, including registration rights, preemptive rights for certain capital raises, board observation rights and indemnification. See discussion of warrants below.

Subordinated Debt

In connection with the acquisition with Meridian Waste Services, LLC on May 15, 2014, notes payable to the sellers of Meridian issued five-year term subordinated debt loans paying interest at 8%. At December 31, 2015 and December 31, 2014, the balance on these loans was $1,475,000 and $1,475,000, respectively.

The debt payable to Comerica at December 31, 2014 and the Equipment loans at December 31, 2015 were the debt of Here to Serve- Missouri Waste Division, LLC, a subsidiary of the Company.

Equipment Loans

Finally, during the year ended December 31, 2015, the Company entered into four long-term loan agreements in connection with the purchase of equipment with rates between 4% and 5%. At December 31, 2015, the balance of these four loans was $425,149.

Derivative Liability - Warrants

As indicated above, the Company issued warrants to Praesidian and Goldman Sachs to purchase shares of common stock.  Due to the put features contained in the agreements, derivative liabilities were recorded for the warrants.

The Company’s derivative warrant instruments related to Praesidian have been measured at fair value at the date of cancellation, December 22, 2015, using the Black-Scholes model. The Back-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future and the dividend rate. The key inputs used in the December 22, 2015 fair value calculations were as follows:

December 22, 2015
Current exercise price	$0.025
Time to expiration	8/6/2016
Risk-free interest rate	0.33%
Estimated volatility	230%
Dividend	0%
Stock price on December 22, 2015	$1.50
Expected forfeiture rate	0%

The Company’s derivative warrant instruments related to Goldman Sachs have been measured at fair value at the date of issuance December 22, 2015 and December 31, 2015, using the Black-Scholes model. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statement of operations.

The key inputs used in the December 22, and December 31, 2015 fair value calculations were as follows:

December 22, 2015
Purchase Price	$450,000
Time to expiration	12/22/2023
Risk-free interest rate	2.11%
Estimated volatility	45%
Dividend	0%
Stock price on December 22, 2015	$1.50
Expected forfeiture rate	0%

December 31, 2015
Purchase Price	$450,000
Time to expiration	12/22/2023
Risk-free interest rate	2.15%
Estimated volatility	45%
Dividend	0%
Stock price on December 31, 2015	$1.90
Expected forfeiture rate	0%

The change in the market value for the period ending December 31, 2015 is as follows:

Fair value of warrants @ December 31, 2014	$-

Issuance of Praesdian warrants @ August 6, 2015	904,427

Unrealized loss on derivative liability	1,004,213

Cancellation of Praesidian warrants @ December 22, 2015	(1,908,640)

Issuance of Goldman warrants @ December 22, 2015	2,160,000

Unrealized loss on derivative liability	660,000

Fair value of warrants @ December 31, 2015	$2,820,000

Derivative Liability – Interest Rate Swap

The Company sometimes borrows at variable rates and uses interest rate swaps as cash flow hedges of future interest payments, which have the economic effect of converting borrowings from floating rates to fixed rates. The interest rate swaps allow the Company to raise long-term borrowings at floating rates and swap them into fixed rates that are lower than those available if it borrowed at fixed rates directly. Under the interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed contract rates and floating rate interest amounts calculated by reference to the agreed notional principal amounts.

At December 31, 2014, the Company had $5,414,634 of non-amortizing variable rate debt outstanding with interest payments due on a monthly basis. The note accrues interest at the 1-month LIBOR plus 4.25%. In order to hedge interest rate risk, the Company entered into an interest rate swap for a notional amount of $5,414,634 at fixed rate of 4.75%. Under the swap agreement, the Company pays the fixed rate on the $5,414,634 notional amount on a monthly basis, and receives the 1-month LIBOR plus 4.25% on a monthly basis. Payments are settled on a net basis, and the Company has effectively converted its variable-rate debt into fixed-rate debt with an effective interest rate of 4.75%.  As discussed above, the debts to Comerica were paid off from the funding received from Praesidian. The net settlement amount of the interest rate swap as of December 31, 2015 and December 31, 2014 was $0 and $40,958, respectively.